Earnings Per Share - Summary of Diluted Headline Earnings Per Share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Headline Earnings Loss [Abstract]
Diluted earnings per share	£ 1.507	£ 1.228	£ 2.490
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets net of tax per share (diluted)	0.017	0.017	0.191
Effect of gains on disposal of property, plant and equipment and held-for-sale assets per share net of tax (diluted)	(0.002)	(0.002)	0.003
Issue of shares and change in shareholding in associate (diluted)	(0.008)	(0.012)	(0.011)
Diluted headline earnings per share	£ 1.514	£ 1.231	£ 2.673